BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Key management personnel compensation	R$ 26,431	R$ 21,684
Salaries, benefits and social charges	17,493	14,439
Variable compensation	R$ 8,938	R$ 7,245